Description of Business Description of Business - Restructuring Expenses (Details) - USD ($) $ in Millions		Dec. 31, 2017	Oct. 06, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Payment of creditor expenses, settlement charges, and other fees		$ 38				$ 20
Caesars Entertainment Operating Company [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current			$ 8,571	$ 8,776		6,601
Payment of creditor expenses, settlement charges, and other fees	[1]		182	182		195
Notes Payable, Related Parties, Current			0	0	$ 35	35
Caesars Entertainment Operating Company [Member] | Call Option [Member]
Restructuring Cost and Reserve [Line Items]
Other Commitment			177	189		131
Caesars Entertainment Operating Company [Member] | Convertible Debt [Member]
Restructuring Cost and Reserve [Line Items]
Other Commitment			2,172	2,240		1,600
Caesars Entertainment Operating Company [Member] | Fixed Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	[1]		870	893		970
Caesars Entertainment Operating Company [Member] | Bank Guaranty Settlement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current	[1]		765	765		734
Common Stock | Caesars Entertainment Operating Company [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Current			$ 4,405	$ 4,507		$ 2,936

[1]	Amounts settled in cash on the Effective Date.